LOANS FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Hodgkinson Equity Corporation (HEC) [Member]
Statements Line Items
Disclosure of detailed information about debt activity [Table Text Block]
$
Balance upon initial recognition	2,337
Accretion expense	265
Cash interest	(104)
Balance at December 31, 2017	2,498
Accretion expense	539
Cash interest	(200)
Balance at December 31, 2018	2,837
Current portion	(375)
Non-current portion	2,462

Hodgkinson Ventures Inc. (HVI) [Member]
Statements Line Items
Disclosure of detailed information about debt activity [Table Text Block]
$
Balance upon initial recognition	1,039
Accretion expense	117
Cash interest	(46)
Balance at December 31, 2017	1,110
Accretion expense	241
Cash interest	(93)
Balance at December 31, 2018	1,258
Current portion	(167)
Non-current portion	1,091